Disclosure of subsidiaries (Details)		12 Months Ended
	Nov. 06, 2017	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2012
Platinum Group Metals (RSA) (Pty) Ltd. [Member]
Statement [Line Items]
Proportion of ownership interest		100.00%	100.00%
Mnombo Wethu Consultants (Pty) Limited [Member]
Statement [Line Items]
Proportion of ownership interest	49.90%	49.90%	49.90%	49.90%
Waterberg JV Co. [Member]
Statement [Line Items]
Proportion of ownership interest		37.05%	46.00%